SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a)	Basis of Presentation

The accompanying consolidated and combined financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated and combined financial statements are presented in United States dollar (“US$”), rounded to the nearest thousand.

These consolidated and combined financial statements have been prepared in accordance with U.S. GAAP assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. However, substantial doubt about the Company’s ability to continue as a going concern exists.

The Group has incurred losses since its inception. As of December 31, 2023, the Group had an accumulated deficit of US$1,588,773 and net current liabilities of US$873,569. In addition, the Group recorded net cash used in operating activities in the amount of US$386,932 for the year ended December 31, 2023.

Historically, the Group had relied principally on proceeds from the issuance of redeemable convertible preferred shares, exchangeable notes, convertible notes and related party borrowings to finance its operations and business expansion. The Company will require additional liquidity to continue its operations over the next 12 months.

The Group is evaluating strategies to obtain the required additional funding for future operations. These strategies may include, but are not limited to, obtaining additional loans from banks or related parties and renewal of existing loans when they are due, equity financing, entering into other financing arrangements, and restructuring of operations to grow revenues and decrease expenses. However, given the impact of the uncertainty of global economic and global financial markets, the Group may be unable to access further debt or equity financing when needed. As such, there can be no assurance that the Company will be able to obtain additional liquidity when needed or under acceptable terms, if at all.

These consolidated and combined financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Group were unable to continue as a going concern.

(b)	Principles of Consolidation

The consolidated and combined financial statements presented herein include the financial statements of the Company, its subsidiaries, the VIE for which WFOE is the primary beneficiary, and the VIE’s subsidiaries. All intercompany transactions and balances have been eliminated.

(c)	Use of Estimates

The preparation of the consolidated and combined financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated and combined financial statements and accompanying notes. Significant items subject to estimates and assumptions include, but not limited to, standalone selling price of each distinct performance obligation in revenue recognition, lower of cost and net realizable value of inventories, the provision of credit losses of financial assets, useful lives and recoverability of property, equipment and software, recoverability of intangible assets with indefinite useful lives, valuation allowance of deferred tax assets, determination of incremental borrowing rates for leases, estimated product warranties reserve, and fair value determination of i) exchangeable notes; ii) convertible notes; iii) mandatorily redeemable noncontrolling interest; iv) put option liabilities; and v) share-based compensation arrangements. Actual results could differ from those estimates, and as such, differences may be material to the consolidated and combined financial statements.

(d)	Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

(e)	Cash

Cash consists of cash on hand and cash at bank. The Group does not have any cash equivalents as of December 31, 2023 and 2022.

Cash on hand and cash at bank deposited in financial institutions at various locations are as follows:

	As of December 31,
	2023	2022
	US$	US$
Cash balances include deposits in:
Financial institutions in the mainland of the PRC
− Denominated in Chinese Renminbi (“RMB”)	381,890	547,301
− Denominated in United States Dollars (“US$”)	7,232	165,068
− Denominated in Great Britain Pound (“GBP”)	127	2,984
− Denominated in Euro Dollar (“EUR”)	361	347
Total cash balances held at the PRC financial institutions	389,610	715,700
Financial institutions in United Kingdom (“UK”)
− Denominated in GBP	11,871	5,778
− Denominated in USD	794	—
− Denominated in EUR	4,969	—
− Denominated in RMB	161	—
Total cash balances held at UK financial institutions	17,795	5,778
Financial institutions in Netherlands
− Denominated in GBP	11	18
− Denominated in EUR	5,035	8,899
− Denominated in other currencies	58	—
Total cash balances held at Netherlands financial institutions	5,104	8,917
Financial institutions in Germany
− Denominated in EUR	2,149	5,347
Total cash balances held at German financial institutions	2,149	5,347
Total cash balances held at financial institutions in other jurisdictions	4,283	862
Total cash balances held at financial institutions	418,941	736,604
Cash on hand	—	1
Total cash balances	418,941	736,605

(f)	Restricted Cash

Cash that is restricted for withdrawal or use is reported separately on the face of the consolidated balance sheets. The Group’s restricted cash mainly represents deposits made to banks to secure bank acceptance notes, a letter of guarantee, and deposits made to landlords for certain long-term leases.

(g)	Derivative financial instruments

The Group selectively uses financial instruments to manage market risk associated with exposure to fluctuations in foreign currency rates with foreign exchange forwards, which are measured at fair value and recognized as either assets or liabilities on the consolidated balance sheets. The Group’s derivative instruments are not qualified for hedge accounting, thus changes in fair value are recognized in the consolidated and combined statements of comprehensive loss.

As of December 31, 2023 and 2022, the Group’s derivative instruments were US$67 and nil, respectively, included in “prepayments and other current assets – third parties, net”. The Group recorded the derivative instruments’ fair value gain of US$67, loss of US$2,653 and gain of US$2,229 in “Investment income (loss), net” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively.

(h)	Short-term investments

The Group’s short-term investments represent investments in a convertible note and wealth management products.

The Group has elected the fair value option to account for an investment in a convertible note, including the component related to accrued interest. The Group believes the fair value option best reflects the economics of the underlying transaction. The Group recorded the fair value gain of nil, US$1,316 and nil in “Investment (loss) income, net” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively. There was no balance outstanding as of December 31, 2023 and 2022.

The Group’s investments in wealth management products are redeemable at the option of the Group on any working day. The Group elects the fair value option at the date of initial recognition and carries these investments at fair value, since the Group believes the fair value option best reflects the economics of the underlying transactions. Changes in the fair value of these investments are reflected in the consolidated and combined statements of comprehensive loss as “Investment (loss) income, net”. The Group recorded the fair value gain of US$97, US$996 and nil in “Investment income (loss), net” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively. There was no balance outstanding as of December 31, 2023 and 2022.

(i)	Investment securities

The Group invests in marketable equity securities, which are classified as investments with readily determinable fair values and reported at fair value in the consolidated balance sheets. The unrealized gains and losses on equity securities are reflected in the consolidated and combined statements of comprehensive loss as “Investment (loss) income, net”. As of December 31, 2023 and 2022, the Group’s equity securities were US$3,326 and US$8,411, respectively. The Group recorded the fair value loss of US$5,085, US$2,905 and nil in “Investment (loss) income, net” in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively.

(j)	Accounts Receivable and expected credit losses

Accounts receivable is recognized in the period when the Group has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated and combined statements of cash flows. The Company maintains a specific allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. Accounts receivable balances are reviewed by management individually. Management considers various factors, including historical loss experience, current market conditions, the financial condition of its debtors, any receivables in dispute, the aging of receivables and current payment patterns of its debtors, in establishing the required allowance.

Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance sheet credit exposure related to its customers. There is a time lag between when the Group estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The new accounting standard does not apply to loans and receivables between entities under common control. The Group adopted the ASC 326 and several associated ASUs on January 1, 2023 using a modified retrospective approach with accumulative effect recorded as an increase of accumulated deficit in the amount of US$15.

The Group assessed that accounts receivable, other receivables, loan receivables, short-term and long-term deposits are within the scope of ASC 326. The Group has identified the relevant risk characteristics of its customers and suppliers, and the related accounts receivable, loan receivables, other current assets and other non-current assets which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses, etc. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.

The Company considers historical credit loss rates for each category of deposits and other receivables and also considers forward looking macroeconomic data in making its loss accrual determinations.

(k)	Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is calculated on specific identification or the weighted average basis and includes all costs to acquire and other costs to bring the inventories to their present location and condition. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written-down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

(l)	Equity investments

The Group applies the equity method to account for equity interests in investees over which the Group has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investments at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investments to recognize our proportionate share of each equity investee’s net income or loss into earnings after the date of investment. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. There was no equity method goodwill recognized.

(m)	Property, equipment and software, net

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any.

Depreciation on property, equipment and software is calculated on the straight-line method over the estimated useful lives of the assets as follows:

Machinery and R&D equipment	3 – 10 years
Molds and tooling	5 – 10 years
Motor vehicles	2 – 5 years
Office and electronic equipment	3 – 5 years
Purchased software	3 – 10 years
Leasehold improvements	The shorter of estimated useful life of the assets and lease terms

Construction in progress represents property and equipment under construction. Construction in progress is transferred to property and equipment and depreciation commences when an asset is ready for its intended use.

When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred.

(n)	Operating Leases

The Group determines if an arrangement is or contains a lease at its inception. All of the Group’s leases are operating leases.

The Group recognizes lease liabilities and right-of-use (“ROU”) assets at lease commencement date. Lease liabilities are measured at the present value of unpaid lease payments at the lease commencement date and are subsequently measured at amortized cost using the effective-interest method. Since the Group’s leases do not provide an implicit rate, the Group uses its own incremental borrowing rate in determining the present value of unpaid lease payments. The incremental borrowing rate was determined based on the rate of interest that the Group would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The incremental borrowing rate is primarily influenced by the risk-free interest rate of China and the US, the Company’s credit rating and lease term, and is updated for measurement of new lease liabilities.

ROU assets are initially measured at cost, which consist of (i) initial measurement of the lease liability; (ii) lease payments made to the lessor at or before the commencement date less any lease incentives received; and (iii) initial direct costs incurred by the Group. Variable lease payments are excluded from the measurement of ROU assets and lease liabilities and are recognized in the period in which the obligation for those payments is incurred. For operating leases, the Group recognizes a single lease cost on a straight-line basis over the remaining lease term.

The Group has elected not to recognize ROU assets and lease liabilities for short-term leases (i.e. leases that, at the commencement date, have a lease term of 12 months or less and do not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise). As a practical expedient, the Group has elected that for all leases, where it is the lessee, not to separate non-lease components from lease components and instead to account for all lease and non-lease components associated with each lease as a single lease component.

If a lease is modified and that modification is not accounted for as a separate contract, the classification of the lease is reassessed as of the effective date of the modification based on its modified terms and conditions and the facts and circumstances as of that date.

(o)	Intangible Assets

Intangible assets with indefinite useful lives represent acquired license plates and trademark licenses since the Group has the right and the intention to continue to use the license plates and trademark licenses for as long as the Group conducts the business in relation to lifestyle vehicles (excluding sports car). The Group evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support indefinite useful lives. The value of indefinite-lived intangible assets is not amortized but tested for impairment annually or whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable.

(p)	Land use rights

Land use rights in Chinese mainland represents an exclusive right to occupy, use and develop a piece of land during the contractual term of the land use right. The cost of a land use right is usually paid in one lump sum at the date the right is granted. The prepayment usually covers the entire period of the land use rights. Land use rights are recorded in operating lease right-of-use assets with lease term of 40 years to 50 years.

(q)	Impairment of Long-lived Assets and intangible assets with indefinite lives

Long-lived assets, including property, equipment and software and ROU assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset or asset group may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets or asset group by comparing the carrying value of the assets or asset group to an estimate of future undiscounted cash flows expected to be generated from the use of the assets or asset group and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets or asset group, the Group recognizes an impairment loss based on the excess of the carrying value of the assets or asset group over the fair value of the assets or asset group. No such impairment losses were recorded for the years ended December 31, 2023, 2022 and 2021.

Intangible assets with indefinite lives are tested for impairment at least annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the assets are impaired. The Group first performs a qualitative assessment to assess all relevant events and circumstances that could affect the significant inputs used to determine the fair value of the indefinite-lived intangible asset. If after performing the qualitative assessment, the Group determines that it is more likely than not that the indefinite-lived intangible asset is impaired, the Group calculates the fair value of the intangible asset and performs a quantitative impairment test by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, the Group recognizes an impairment loss in an amount equal to that excess. The Group did not record any impairment charges for the years ended December 31, 2023, 2022 and 2021.

(r)	Value Added Taxes

Entities that are VAT general taxpayers are permitted to offset qualified input VAT paid to suppliers against their output VAT upon receipt of appropriate supplier VAT invoices on an entity by entity basis. When the output VAT exceeds the input VAT, the difference is remitted to tax authorities, usually on a monthly basis; whereas when the input VAT exceeds the output VAT, the difference is treated as VAT recoverable which can be carried forward indefinitely to offset future net VAT payables or be refunded upon application. VAT related to purchases and sales which have not been settled at the balance sheet date is disclosed separately as an asset and liability, respectively, in the consolidated balance sheets.

(s)Warranties

The Group provides standard warranties on BEV lifestyle models based on the contracts with its customers at the time of sale of BEV lifestyle models. The Group accrues a warranty reserve for the new BEV lifestyle models sold by the Group, which included the Group’s best estimate of the future costs to be incurred in order to repair or replace items under warranties and recalls when identified. These estimates are made primarily based on the estimates of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the historical or projected warranty experience may cause material changes to the warranty reserve in the future. The portion of the warranty reserve expected to be incurred within the next 12 months is included within the accrued expenses and other current liabilities while the remaining balance is included within other non-current liabilities in the consolidated balance sheets. Warranty cost is recorded as a component of cost of revenues in the consolidated and combined statements of comprehensive loss. The Group reevaluates the adequacy of the warranty accrual on a regular basis.

The Group recognizes the benefit from a recovery of the costs associated with the warranty when specifics of the recovery have been agreed with the Group’s suppliers and the amount of the recovery is virtually certain.

The Group does not consider standard warranty as being a separate performance obligation as it is intended to provide assurance-type warranty to customers that ensures that products will function as intended and is not viewed as a distinct obligation. Accordingly, standard warranty is accounted for in accordance with ASC 460, Guarantees. The Group also provides lifetime warranty subject to certain conditions through a vehicle sales contract. The lifetime warranty is an incremental service offered to customers and is considered a separate performance obligation distinct from other promises and should be accounted for in accordance with ASC 606.

The following table shows the movement of warranty reserve:

Year Ended
December 31, 2023
Warranty at beginning of the year	—
Additions	8,492
Utilization	(1,499)
Foreign currency translation adjustment	29
Accrued warranty at end of the year	7,022
Including: Current portion of warranty	483
Non-current portion of warranty	6,539

For the years ended December 31, 2022 and 2021, nil warranty provision was recognized.

(t)	Fair Value Measurements

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

(u)	Revenue recognition

Revenue is recognized when or as the control of the goods or services is transferred to customers. Control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

●	provides all of the benefits received and consumed simultaneously by the customer;
●	creates and enhances an asset that the customer controls as the Group performs; or
●	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates overall contract price to each distinct performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices for each individual distinct performance obligation identified based on the observable prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin, depending on the availability of observable information, the data utilized, and considering the Group’s pricing policies and practices in making pricing decisions. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgements on these assumptions and estimates may affect revenue recognition.

When either party to a contract has performed, the Group presents the contract on the consolidated balance sheets as a contract asset, a receivable or a contract liability.

A contract asset is recorded when the Group transfers a good or service to the customer before being unconditionally entitled to the consideration under the payment terms set out in the contract. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.

If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents a contract liability when the payment is received or receivable. A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.

The Group generates revenue from sales of vehicles and any bundled products and services to end-users and distributors. The Group also generates revenue from provision of automotive design and development services to various automobile manufacturers. Further details of the Group’s revenue recognition policies are as follows:

Sales transactions with end-users

Sales of BEV lifestyle models

The Group started to deliver BEV lifestyle models to customers in March 2023. In certain countries, the Group sells BEV lifestyle models together with a number of bundled products and services. In those cases, the contracts with the customers include multiple distinct goods and services which are accounted for as separate performance obligations, including household charging pile or charging card with a specified spending amount (at the option of the customers), premium version of intelligent driving system and its subsequent upgrades, unlimited free battery charging in specified super charging stations operated by the Group for a specified period, lifetime warranty, maintenance services for a specified period and lifetime vehicle internet connection services.

Transaction price is allocated to each performance obligation based on the relative standalone selling price and the allocated price is recognized as revenue as follows:

i.	Revenue from Eletre is recognized at a point in time when the control of Eletre is transferred to the customer, which is the point in time when the customer takes possession of and accepts the vehicle.
ii.	Revenue from the installed premium intelligent driving system is recognized when the functionality is activated, and the portion related to upgrades is recognized ratably over the estimated period of vehicle usage by the customer.
iii.	Revenue from household charging pile is recognized at a point in time when the charging pile is installed at customer’s designated location.
iv.	Revenue from charging cards is recognized when the customer uses the card to redeem for charging services.
v.	Revenue from free battery charging service is recognized ratably over the specified service period of vehicle usage by the customer.
vi.	Revenue from lifetime warranty is recognized ratably over the estimated extended warranty period with reference to the standard warranty offered by the Group in other vehicles sales.
vii.	Revenue from maintenance services is recognized over the service period based on the number of maintenance services delivered to date relative to the estimated remaining number of maintenance services to be delivered.
viii.	Revenue from vehicle internet connection services is recognized ratably over the estimated useful life of the vehicle as this service is transferrable from the customer to another car user if the customer resells the vehicle.

Initial refundable deposits received from customers for intention orders prior to vehicle purchase agreements are signed are recognized as refundable deposits from customers (accrued expenses and other current liabilities). When vehicle purchase agreements are signed, these initial deposits are reclassified to contract liabilities. Any other non-refundable payments received prior to the transfer of goods or services are also recognized as contract liabilities.

Sales of sports cars

The Group generates revenue from the distribution of Lotus-brand sports cars developed and produced by LCL. Revenue from sports cars sales is recognized at a point in time, when the control of the sports cars is transferred to the customer, which is the point in time when the customer takes possession of and accepts the sports cars.

Practical expedients and exemptions

The Group follows the guidance on immaterial promises when identifying performance obligations in the vehicle sales and concludes that free pick-up and delivery service for maintenance, door-to-door troubleshooting and lifetime roadside assistance are immaterial and therefore the Group does not assess whether these promised services are performance obligations. When reaching this conclusion, the Group considered that these promises are value-added services to enhance customer experience rather than critical items for vehicle driving and forecasted that usage of these services will be very limited. The Group also performs an estimation on the standalone fair value of each promise applying a cost plus margin approach and concludes that the standalone fair value of foresaid services are insignificant individually and in aggregate, representing less than 1% of vehicle gross selling price and aggregate fair value of each individual promise.

Sales transactions with distributors and business customers

Apart from selling vehicles to end-users, the Group also sells vehicles to distributors and business customers and parts to distributors. In the sales transactions with distributors and business customers, the Group’s only promise is to deliver the vehicles or parts to the distributors and business customers. Revenue from sales to distributors and business customers is recognized at a point in time, when the control of the vehicles or parts is transferred to the distributors and business customers, which is the point in time when the distributors and business customers take possession of and accept the vehicles or parts.

BEV lifestyle models standard warranty is provided by the Group and sports cars standard warranty is provided by LCL. The estimated costs for the standard warranty provided by the Group are recorded as a liability when the Group transfers the control of vehicle or parts to an end user or business customer.

Provision of automotive design and development services

The Group generates revenue by provision of automotive design and development services. As the customer simultaneously receives and consumes the benefits provided by the Group’s performance as the Group performs, revenue is recognized over time, using the output or input method.

Costs incurred to fulfill such service contracts which are not in the scope of other guidance are recognized as contract cost assets when those costs:

●	relate directly to the service contracts that the Group can specifically identify;
●	are expected to be recovered; and
●	generate or enhance resources of the Group that will be used in satisfying performance obligations in the future.
(v)	Cost of sales

Sales of goods

Cost of sales of goods primarily consists of purchase costs of vehicles, charging piles, parts and accessories, depreciation of molds tooling equipment, warehousing transportation costs and customs duties. Cost of vehicle sales also includes reserves for estimated warranty expenses and charges to write-down the carrying value of the inventory when it exceeds its estimated net realizable value.

Services

Cost of services generally includes cost of direct parts, materials, and costs associated with providing extended warranty service and after-sales services, depreciation of associated assets used for providing services, labor costs, rental expenses, consumed materials and depreciation of associated assets used for providing the automotive design and development services.

(w)	Research and development

All costs associated with research and development (“R&D”) are expensed as incurred. R&D expenses consist primarily of salaries, bonuses and benefits for those employees engaged in research, design and development activities, license fees, outsourced development expenses, materials, rental expenses, depreciation of equipment and software of R&D activities and other expenses.

(x)	Selling and Marketing Expenses

Selling and marketing expenses mainly consist of advertising costs and market promotion expenses, payroll and related expenses for personnel engaged in selling and marketing activities and rental and depreciation expenses relating to facilities and equipment used by those employees. The Group expenses all advertising expenditures as incurred and classifies these costs as selling and marketing expenses. For the years ended December 31, 2023, 2022 and 2021, advertising expenditures totaled US$150,920, US$90,431 and US$21,207, respectively.

(y)	General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, expenses associated with the use of facilities and equipment by these employees, depreciation and amortization expenses, primarily consisting of depreciation and amortization of leasehold improvements, IT equipment and software, professional service fees and other general corporate expenses.

(z)	Government Grants

Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grants will be received.

Government grants that are received in advance relating to the compensation of R&D costs incurred are initially recognized in deferred income in the consolidated balance sheets and subsequently amortized and recognized as government grants in the consolidated and combined statements of comprehensive loss over the period necessary to match them with the R&D costs that they are intended to compensate.

Government grants that are received in advance relating to the acquisition of an asset are initially recognized in deferred income in the consolidated balance sheets and subsequently amortized and recognized as government grants in the consolidated and combined statements of comprehensive loss as the assets are depreciated.

Government grant for the purpose of giving immediate financial support to the Group with no future related costs is recognized as government grants in the Group’s consolidated and combined statements of comprehensive loss when the grant becomes receivable.

The Group received government grants of US$4,077, US$870 and US$233 with no future related costs required during the years ended December 31, 2023,2022 and 2021, which were directly recognized as government grants in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021, respectively.

(aa)	Employee Benefits

The Group compensates its employees through short-term employee benefits and defined contribution plans. Short-term employee benefits consist of salaries, social benefit costs, paid annual leave, and bonuses that are expected to be settled within twelve months of the reporting period in which services are rendered. Short-term employee benefits are recognized at the undiscounted amounts expected to be paid when the liabilities are settled and presented within accrued expenses and other current liabilities in the consolidated balance sheets.

For defined contribution plans, premiums are paid monthly to a separate legal entity or the local labor bureau that manages pension plans on behalf of various employers. The Group has no further commitments beyond its monthly contribution. Contributions payable are recognized in the reporting period in which services are rendered and presented within accrued expenses and other current liabilities in the consolidated balance sheets. Contribution rates are unique to each employee in Netherlands, while the contribution rates are standard in UK, Germany and Chinese mainland.

Employee social benefits included as expenses in the accompanying consolidated and combined statements of comprehensive loss amounted to US$46,969, US$36,534 and US$15,324 for the years ended December 31, 2023, 2022 and 2021, respectively.

(bb)	Share-based compensation

Share-based awards granted to the employees and non-employee service providers in the form of share options are subject to service and performance conditions. They are measured at the grant date fair value of the awards, and are recognized as compensation expense using the graded attribution over the requisite service period, if and when the Group considers that it is probable that the performance condition will be achieved. The fair value of the share awards is estimated using the binomial option pricing model and is affected by the price of the ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined by management with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions. The Group elects to recognize the effect of forfeitures in compensation costs when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.

(cc)	Income Taxes

The Group accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Tax. Current income taxes are provided on the basis of income before income taxes for financial reporting purposes and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated and combined statements of comprehensive loss in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred income tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carry forward periods, the Group’s experience with operating loss and tax credit carry forwards, if any, not expiring.

The Group applies a “more-likely-than-not” recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated and combined financial statements if the tax position is “more-likely-than-not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more-likely-than-not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated and combined financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in income tax expenses.

(dd)	Foreign Currency

The Company’s reporting currency is US$. The functional currency of the Company and its subsidiaries in Hong Kong is US$. The functional currency of the Company’s subsidiaries in Chinese mainland is RMB. The functional currency of the entities incorporated in UK is GBP. The functional currency of the entities incorporated in Netherlands and Germany is Euro. The Group’s entities incorporated in other jurisdictions generally use their respective local currencies as their functional currencies.

Transactions denominated in currencies other than the functional currency are re-measured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet dates. The resulted exchange differences are recorded as foreign currency exchange gains (losses), net in the consolidated and combined statements of comprehensive loss.

The Group entities with functional currencies other than the US$ are translated from the functional currency into US$. Assets and liabilities are translated into US$ using the applicable exchange rates at the balance sheet dates. Equity accounts other than deficit generated in the current period are translated into US$ using the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the average exchange rates for the relevant periods. The resulted foreign currency translation adjustments are recorded as a component of other comprehensive loss in the consolidated and combined statements of comprehensive loss, and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive loss in the consolidated and combined statements of changes in shareholders’ equity (deficit).

(ee)	Concentration and Risk

Concentration of customers and suppliers

The Group’s accounts receivables – related parties are mainly due from Zhejiang Geely Holding Group (“Geely Holding”) and its subsidiaries (collectively as “Geely Group”), representing 97.57% and 96.24% of the Group’s accounts receivable — related parties as of December 31, 2023 and 2022, respectively. During the years ended December 31, 2023, 2022 and 2021, Geely Group contributed US$11,031, US$8,036 and US$3,280 of the Group’s total revenues, respectively.

No third-party customer contributed more than 10.0% of the Group’s total revenues for years ended December 31, 2023, 2022 and 2021.

Accounts receivable balances with greater than 10.0% the Group’s accounts receivable balances as of December 31, 2023 and 2022 were as follows.

	As of December 31,
	2023	2022

	proportion of total accounts
	receivable balance
Geely Group	22.09%	95.00%

Suppliers contributed more than 10.0% of total purchases for the years ended December 31, 2023 2022 and 2021 are as below.

	Year Ended December 31,
	2023	2022	2021

	proportion of total costs and expenses
Geely Group	74.95%	39.28%	74.96%

Payable balances with greater than 10.0% of the Group’s amounts due to suppliers as of December 31, 2023 and December 31, 2022 were as follows:

	As of December 31,
	2023	2022

	proportion of total payables balance
Geely Group	65.96%	38.29%

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, investment securities, accounts receivable, and loan receivables and other receivables included in prepayments and other current assets.

Substantial all of the Group’s cash at bank is held by third-party financial institutions located in Chinese mainland. The bank deposits with financial institutions in Chinese mainland are insured by the government authority for up to RMB500. The Group has not experienced any losses in uninsured bank deposits and does not believe that it is exposed to any significant risks on cash held in bank accounts. To limit exposure to credit risk, the Company primarily places bank deposits with large financial institutions in Chinese mainland with acceptable credit rating.

Accounts receivables are primarily derived from revenue earned from sales of sports cars and BEV lifestyle models, and automotive design and development services. Accounts receivable, loan receivables and other receivables included in prepayments and other current assets are unsecured. The risk is mitigated by credit evaluations performed on them.

(ff)	Loss per Share

Basic loss per ordinary share is computed by dividing net loss attributable to the Company’s ordinary shareholders, taking into consideration the accretions to redemption value of redeemable convertible preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on participating rights in undistributed earnings. The Company’s redeemable convertible preferred shares are participating securities since the holders of these securities participate in dividends on the same basis as ordinary shareholders. These participating securities are not included in the computation of basic loss per ordinary share in periods when the Company reports net loss, because these participating security holders have no obligation to share in the losses of the Company.

Diluted loss per share is calculated by dividing net loss attributable to the Company’s ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents include the ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method), and the conversion of redeemable convertible preferred shares, mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes (using the as-if-converted method). Potential dilutive securities are not included in the calculation of diluted loss per share if the impact is anti-dilutive.

(gg)	Segment Reporting

The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s chief executive officer and management personnel do not segregate the Group’s business by product or service. Management has determined that the Group has one operating segment.

As of December 31, 2023 and 2022, the long-lived assets amounted to US$46,827 and US$4,180 were located in UK, US$54,470 and US$26,544 were located in European Union countries, respectively, and the remaining long-lived assets were primarily in the PRC.

(hh)	Statutory Reserves

In accordance with the PRC Company Laws, the Group’s subsidiaries and consolidated VIEs in Chinese mainland must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the companies in Chinese mainland. Appropriation to the discretionary surplus fund is made at the discretion of the companies in Chinese mainland.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

No appropriation to the reserve fund was made by the Company’s subsidiaries and consolidated VIEs in Chinese mainland, as these companies did not earn any after-tax profits or had accumulated losses as determined under PRC GAAP for the years ended December 31, 2023 and 2022.

The Group’s ability to pay dividends may depend on the Group receiving distributions of funds from its subsidiaries. Relevant statutory laws and regulations permit payments of dividends by the Group’s subsidiaries only out of its retained earnings. Relevant statutory laws and regulations restrict the subsidiaries from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their paid in capital to the Company in the form of loans, advances or cash dividends. The balances of restricted net assets were US$160,651 and US$85,164 as of December 31, 2023 and 2022, respectively.

(ii)	Recent Accounting Pronouncements

In June 2016, the FASB amended ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments. ASU 2016-13 was further amended in November 2019 by ASU 2019-09, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842). As a result, ASC 326, Financial Instruments — Credit Losses is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2019. For all other entities, it is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. As the Group is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Group adopted ASU 2016-13 on January 1, 2023. The adoption did not have a material impact on the Group’s consolidated and combined financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contracts Assets and Contract Liabilities from Contracts with Customers, which requires companies to apply Accounting Standard Codification (“ASC”) 606 to recognize and measure contract assets and contract liabilities from contracts with customers acquired in a business combination on the acquisition date. This new guidance creates an exception to the general recognition and measurement principle noted in ASC 805, Business Combinations, which requires the acquirer in a business combination to recognize and measure the assets acquired at fair value at the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022 and interim periods, for all public business entities. For all other entities, it is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early application permitted. As the Group is an “emerging growth company” and elects to apply for the new and revised accounting standards at the effective date for a private company, the Group will adopt ASU 2021-08 for the fiscal year ending December 31, 2024. The Group is currently evaluating the impact of adopting this standard on its consolidated and combined financial statements.

In March 2023, the FASB issued ASU No. 2023-01, Leases (Topic 842), which requires a lessee in a common control lease arrangement to amortize leasehold improvements that it owns over the improvements’ useful lives to the common control group, regardless of the lease term, if the lessee continues to control the use of the underlying asset through a lease. This ASU is effective for the Group for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023. Early adoption is permitted. The Group is currently evaluating the impact of adopting this standard on its consolidated and combined financial statements.

In December 2023, the FASB issued ASU 2023 - 09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, amending existing income tax disclosure guidance, primarily requiring more detailed disclosure for income taxes paid and the effective tax rate reconciliation. The ASU is effective for annual reporting periods beginning after December 15, 2025, with early adoption permitted and can be applied on either a prospective or retroactive basis. The Group is currently evaluating the impact of adopting this standard on its consolidated and combined financial statements.